EQUITY - Disaggregation of Changes of Other Comprehensive Income by Each Type of Reserve in Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [Line Items]
Exchange difference on translation of foreign operations	$ 16,195	$ (5,459)	$ 784
Re-measuring gains on defined benefit plans	(328)	(312)	1,508
Changes in fair value of financial assets at fair value through other comprehensive income	809	(52)	883
Other comprehensive income/(loss) for the year, net of tax	16,676	(5,823)	3,175
Reserves including portion related to non-controlling interests | Remeasurement of defined benefit plans
Disclosure of analysis of other comprehensive income by item [Line Items]
Re-measuring gains on defined benefit plans	(328)	(312)	1,508
Other comprehensive income/(loss) for the year, net of tax	(328)	(312)	1,508
Reserves including portion related to non-controlling interests | Financial assets at FVOCI reserve
Disclosure of analysis of other comprehensive income by item [Line Items]
Changes in fair value of financial assets at fair value through other comprehensive income	809	(52)	883
Other comprehensive income/(loss) for the year, net of tax	809	(52)	883
Reserves including portion related to non-controlling interests | Foreign currency translation reserve
Disclosure of analysis of other comprehensive income by item [Line Items]
Exchange difference on translation of foreign operations	16,195	(5,459)	784
Other comprehensive income/(loss) for the year, net of tax	$ 16,195	$ (5,459)	$ 784